STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and development	$ 3,044,024			$ 992,946			$ 7,545,628	$ 1,468,457	$ 2,753,966	$ 284,459
General and administrative	1,909,536			1,366,963			5,592,727	1,696,444	3,397,169	442,145
Total operating expenses	4,953,560			2,359,909			13,138,355	3,164,901	6,151,135	726,604
Operating loss	(4,953,560)			(2,359,909)			(13,138,355)	(3,164,901)	(6,151,135)	(726,604)
Other income (expense)
Change in fair value of derivative liabilities								(867,000)	(867,000)	(1,208,000)
Change in fair value of warrant liability				(1,340)				(6,109)	(6,109)	(14,852)
Grant income	654,949			31,735			696,669	88,786	278,333	0
Interest expense				(333)				(95,070)	(95,070)	(394,573)
Interest income	9,001			141			10,774	154	664	136
Total other income (expense)	663,950			30,203			707,443	(879,239)	(692,264)	(1,617,289)
Net loss	$ (4,289,610)	$ (4,671,232)	$ (3,470,070)	$ (2,329,706)	$ 2,770,904	$ (4,485,338)	$ (12,430,912)	$ (4,044,140)	$ (6,843,399)	$ (2,343,893)
Weighted-average common shares outstanding, Basic	12,977,234			11,526,514			12,977,234	6,932,982	8,425,880	4,636,216
Weighted-average common shares outstanding, Diluted	12,977,234			11,526,514			12,977,234	6,932,982	8,425,880	4,636,216
Net loss per share, Basic	$ (0.33)			$ (0.20)			$ (0.96)	$ (0.58)	$ (0.81)	$ (0.51)
Earnings Per Share, Diluted	$ (0.33)			$ (0.20)			$ (0.96)	$ (0.58)	$ (0.81)	$ (0.51)